This is filed pursuant to Rule 497(e).
File Nos. 33-18647 and 811-005398.

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                         ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                                    -Balanced Shares Portfolio
                              -U.S. Government/High Grade Securities Portfolio
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Supplement dated November 30, 2007 to the Prospectus dated May 1, 2007 of
AllianceBernstein Variable Products Series Fund, Inc. offering Class A shares of Balanced Shares Portfolio and U.S. Government/High Grade Securities Portfolio and the Prospectus dated May 1, 2007 of AllianceBernstein Variable Products Series Fund, Inc. offering Class B shares of Balanced Shares Portfolio and U.S. Government/High Grade Securities Portfolio.

                                    * * * * *

Balanced Shares Portfolio

The following information supplements certain information in the Prospectus under the heading "Management of the Portfolios - Portfolio Managers".

The debt component of the Portfolio is managed by the U.S. Core Fixed-Income Investment Management Team. Jeffrey S. Phlegar and Douglas J. Peebles now join Shawn E. Keegan, Joran Laird, Alison M. Martier and Greg J. Wilensky as the team members with the most significant responsibility for the day-to-day management of the debt component of the Portfolio. Mr. Phlegar is an Executive Vice President of the Adviser, with which he has been associated since prior to 2002. Mr. Peebles is an Executive Vice President of the Adviser, with which he has been associated since prior to 2002. Messrs. Phlegar and Peebles are also Chief Investment Officers and Co-Heads of Fixed-Income.

                                    * * * * *

U.S. Government/High Grade Securities Portfolio

The following information supplements certain information in the Prospectus under the heading "Management of the Portfolios - Portfolio Managers".

The Portfolio is managed by the U.S. Core Fixed-Income Investment Management Team. Shawn E. Keegan, Joran Laird, Jeffrey S. Phlegar and Douglas J. Peebles now join Alison M. Martier and Greg J. Wilensky as the team members with the most significant responsibility for the day-to-day management of the Portfolio. Mr. Keegan is a Vice President of the Adviser, with which he has been associated since prior to 2002. Mr. Laird is a Vice President of the Adviser, with which he has been associated since prior to 2002. Mr. Phlegar is an Executive Vice President of the Adviser, with which he has been associated since prior to 2002. Mr. Peebles is an Executive Vice President of the Adviser, with which he has been associated since prior to 2002. Messrs. Phlegar and Peebles are also Chief Investment Officers and Co-Heads of Fixed-Income.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.

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